Shareholder Report	6 Months Ended	120 Months Ended
	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Zacks Trust
Entity Central Index Key	0001760588
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000214795
Shareholder Report [Line Items]
Fund Name	Zacks Earnings Consistent Portfolio ETF
Trading Symbol	ZECP
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Zacks Earnings Consistent Portfolio ETF for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507.
Additional Information Phone Number	1-855-813-3507
Additional Information Website	https://zacksetfs.com/resources.php
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Zacks Earnings Consistent Portfolio ETF	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the six-month period from December 1, 2023, to May 31, 2024, the ZECP portfolio delivered a return of +11.38%, underperforming the Russell 3000 Index by -4.61%. Our underperformance was largely selection-driven, based on investment parameters within the portfolio.

ZECP is designed to invest in those companies that we expect to exhibit consistent earnings growth in the future. Our experience has been that companies that have historically been able to grow earnings consistently throughout various economic cycles are more likely to possess some degree of competitive advantage. Our view is that companies that have delivered consistent earnings historically tend to also possess “investment moats,” or a sustainable competitive advantages that can drive persistent earnings growth in the future.

Since the investment mandate on ZECP is based on earnings consistency factors—such as selecting companies with stable and predictable earnings—ZECP tends not to perform as well during a bullish or upward-trending market. In such market conditions, investors often favor higher-risk, high-growth stocks versus stable, consistent earners. Year-to-date performance in 2024 is a prime example of this investor preference playing out.

However, the same companies that generate stable earnings are valuable for providing downside protection when the market experiences downturns or increased volatility. These companies typically offer more resilience and stability, helping to cushion the portfolio against significant losses, as they have successfully weathered adverse market conditions in the past. Long stretches of positive performance, as we’ve seen in markets recently, tend to give way to higher levels of volatility in the future. ZECP is a valuable core holding in any portfolio for this reason, in our view, and we believe a continued focus on quality companies with stable and predictable earnings will help smooth out returns over time.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Zacks Earnings Consistent Portfolio ETF - NAV	S&P 500® Index	Russell 3000® Total Return Index
08/23/21	$10,000	$10,000	$10,000
05/31/22	$9,563	$9,327	$9,099
05/31/23	$9,589	$9,600	$9,284
05/31/24	$11,455	$12,306	$11,845

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	6 months	1 Year	Since Inception (August 23, 2021)
Zacks Earnings Consistent Portfolio ETF - NAV	11.38%	19.46%	5.03%
Zacks Earnings Consistent Portfolio ETF - Market Price	11.26%	19.16%	5.01%
Russell 3000® Total Return Index	15.99%	27.58%	6.30%
S&P 500® Index	16.35%	28.19%	7.78%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Aug. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 31, 2024
AssetsNet	$ 133,784,317	$ 133,784,317
Holdings Count | Holding	53	53
Advisory Fees Paid, Amount	$ 54,276
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$133,784,317
Number of Portfolio Holdings	53
Advisory Fee	$54,276
Portfolio Turnover	3%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.2%
Reit	0.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	6.9%
Apple, Inc.	6.4%
Alphabet, Inc., Class A	5.5%
Procter & Gamble Company (The)	3.1%
Synopsys, Inc.	2.9%
Eli Lilly & Company	2.9%
UnitedHealth Group, Inc.	2.9%
JPMorgan Chase & Company	2.8%
Caterpillar, Inc.	2.7%
American Express Company	2.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.
C000245117
Shareholder Report [Line Items]
Fund Name	Zacks Small/Mid Cap ETF
Trading Symbol	SMIZ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Zacks Small/Mid Cap ETF for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507.
Additional Information Phone Number	1-855-813-3507
Additional Information Website	https://zacksetfs.com/resources.php
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Zacks Small/Mid Cap ETF	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In the six-month period from December 1, 2023 to May 31, 2024, the Zacks Small/Mid-Cap Fund (SMIZ) returned +17.45%, significantly outperforming the benchmark Russell 2500 Index, which rose a lesser +15.04% over the same period. Our stock selection and allocations in SMIZ drove an outperformance of +3.07% compared to the Russell 2500 Index. The top-performing sector in the Zacks Small/Mid-Cap Fund was Health Care, which rose +27.88%. SMIZ’s Health Care weighting was 11.69% compared to its 5.63% weighting in the Russell 2500 Index. The stock selection and over allocation contributed to +1.31% of the +3.07% outperformance of the Russell 2500 Index. In SMIZ, we seek to own companies that we expect to receive upward earnings estimate revisions in the future. Our proprietary earnings estimate revision model worked relatively well during the six-month period and contributed significantly to our outperformance compared to the Russell 2500 Index. In a market that is rising due to an expansion of P/E multiples, companies that experience upward earnings estimate revisions are generally more likely to outperform. This outperformance tends to occur because of the value the market places on projected earnings. We believe the portfolio benefited from this effect over the past six months. Currently, the portfolio consists of roughly 200 companies, half of which would be considered small-cap stocks and half of which would be considered mid-cap stocks. From a pure valuation standpoint, small-cap and mid-cap stocks generally trade at a historically larger discount to their large-cap peers. This discount persists even though many small-cap and mid-cap companies have similar profit and free cash flow margins to their larger-cap peers. Indeed, over the past decade, small- and mid-cap companies have grown earnings—on average—faster than their large-cap peers, but stock price appreciation over that time has lagged their large-cap peers. For these reasons, we believe SMIZ is positioned for more favorable growth looking forward, and should warrant an allocation in any balanced portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Zacks Small/Mid Cap ETF - NAV	Russell 3000® Total Return Index	Russell 2500® Index	S&P 500® Index
10/02/23	$10,000	$10,000	$10,000	$10,000
10/31/23	$9,556	$9,751	$9,527	$9,789
11/30/23	$10,456	$10,660	$10,384	$10,683
12/31/23	$11,428	$11,226	$11,497	$11,168
01/31/24	$11,328	$11,350	$11,197	$11,356
02/29/24	$12,217	$11,965	$11,806	$11,962
03/31/24	$12,657	$12,351	$12,293	$12,347
04/30/24	$11,844	$11,807	$11,469	$11,843
05/31/24	$12,281	$12,365	$11,946	$12,430

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	6 months	Since Inception (October 2, 2023)
Zacks Small/Mid Cap ETF - NAV	17.45%	22.81%
Zacks Small/Mid Cap ETF - Market Price	17.34%	22.93%
Russell 2500® Index	15.04%	19.46%
Russell 3000® Total Return Index	15.99%	23.65%
S&P 500® Index	16.35%	24.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Oct. 02, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 31, 2024
AssetsNet	$ 52,923,996	$ 52,923,996
Holdings Count | Holding	199	199
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$52,923,996
Number of Portfolio Holdings	199
Advisory Fee	$0
Portfolio Turnover	46%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.3%
Reit	3.7%
Warrant	-%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
EMCOR Group, Inc.	1.9%
Sylvamo Corporation	1.3%
Constellation Energy Corporation	1.2%
Builders FirstSource, Inc.	1.2%
Esab Corporation	1.1%
BellRing Brands, Inc.	1.1%
Murphy USA, Inc.	1.1%
NetApp, Inc.	1.0%
Cadence Design Systems, Inc.	1.0%
Applied Industrial Technologies, Inc.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.